Federated Emerging Market Debt Fund
Portfolio of Investments
February 29, 2020 (unaudited)
Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—46.7%
		Automotive—0.6%
$200,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 3.400%, 6/20/2024	$$210,896
		Banking—14.0%
200,000		Akbank TAS, 144A, 7.200%, 3/16/2027	194,208
200,000		Akbank TAS, Sub. Note, REGS, 6.797%, 4/27/2028	186,690
200,000	[1]	Alfa Bank (Alfa Bond), Jr. Sub. Note, 8.000%, 2/3/2022	204,591
200,000		Alfa Bank (Alfa Bond), Sub. Deb., 144A, 5.950%, 4/15/2030	204,508
ARS 1,800,000	[2]	Banco Hipotecario SA, Unsecd. Note, 144A, 35.062% (30-35 Day Argentina Dep Rates BADLAR Priv Bks ARS +4.000%), 11/7/2022	28,105
$15,000		Bank of China Ltd., Sub. Note, REGS, 5.000%, 11/13/2024	16,751
200,000		BBVA Bancomer SA Mexico, Jr. Sub. Note, 144A, 5.350%, 11/12/2029	209,071
200,000		Credit Bank of Moscow Via CBOM Finance PLC, Sr. Unsecd. Note, 144A, 4.700%, 1/29/2025	198,493
200,000		Development Bank of Mongolia, Sr. Unsecd. Note, 144A, 7.250%, 10/23/2023	213,256
200,000		Development Bank of the Republic of Belarus JSC, Sr. Unsecd. Note, 144A, 6.750%, 5/2/2024	213,130
200,000	[1]	DIB Tier 1 Sukuk 2 Ltd., Jr. Sub. Note, 6.750%, 1/20/2021	204,146
200,000		Industrial and Commercial Bank of China Ltd., REGS, 4.875%, 9/21/2025	223,592
100,000		Industrial Senior Trust, Sr. Unsecd. Note, REGS, 5.500%, 11/1/2022	105,072
200,000		MTN Mauritius Investment Ltd., Sr. Unsecd. Note, 144A, 5.373%, 2/13/2022	208,000
200,000	[1]	National Bank of Oman, Jr. Sub. Deb., 7.875%, 11/18/2020	203,657
200,000	[1]	NBK Tier 1 Financing 2 Ltd., Jr. Sub. Deb., 144A, 4.500%, 11/27/2025	204,518
200,000		Sibur Securities DAC, Sr. Unsecd. Note, 144A, 3.450%, 9/23/2024	203,828
200,000	[1]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.750%, 5/6/2025	201,300
400,000		SovCo Capital Partners BV, Sub. Deb., 144A, 8.000%, 4/7/2030	433,056
200,000		TBC Bank JSC, Sr. Unsecd. Note, 144A, 5.750%, 6/19/2024	210,750
200,000		Tengizchevroil Finance Co. International Ltd., Sec. Fac. Bond, REGS, 4.000%, 8/15/2026	210,262
200,000		Turkiye Sinai Kalkinma Bankasi AS, Sr. Unsecd. Note, 144A, 6.000%, 1/23/2025	194,511
200,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 5.250%, 2/5/2025	186,027
200,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 8.125%, 3/28/2024	210,410
200,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, REGS, 5.750%, 1/30/2023	197,472
200,000		Wanda Properties International Co., Sr. Unsecd. Note, 7.250%, 1/29/2024	200,298
		TOTAL	5,065,702
		Chemicals & Plastics—3.1%
200,000		CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 4.125%, 7/19/2027	219,545
200,000		CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 4.875%, 3/14/2025	223,086
200,000		Groupe Office Cherifien des Phosphates SA, 144A, 6.875%, 4/25/2044	264,081
200,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.875%, 3/27/2024	213,088
200,000		Sociedad Quimica Y Minera de Chile, Sr. Unsecd. Note, 144A, 4.250%, 1/22/2050	201,250
		TOTAL	1,121,050
		Conglomerates—0.6%
200,000		Turkiye Sise ve Cam Fabrikalari AS, Sr. Unsecd. Note, REGS, 6.950%, 3/14/2026	209,915
		Finance—1.2%
200,000	[1]	CNRC Capitale Ltd., Sr. Unsecd. Note, 3.900%, 6/2/2022	204,056
200,000		MDC-GMTN BV, Sr. Unsecd. Note, 144A, 3.700%, 11/7/2049	214,721
		TOTAL	418,777

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Intermediaries—0.6%
$200,000		ICD Funding Ltd., Sr. Unsecd. Note, 4.625%, 5/21/2024	$$209,425
		Food Services—1.1%
200,000		MHP Lux SA, Sr. Unsecd. Note, 144A, 6.250%, 9/19/2029	199,042
200,000		MHP Lux SA, Sr. Unsecd. Note, REGS, 6.950%, 4/3/2026	209,250
		TOTAL	408,292
		Metals & Mining—1.7%
200,000		Metinvest BV, Sr. Unsecd. Note, 144A, 7.750%, 10/17/2029	201,980
200,000		Metinvest BV, Sr. Unsecd. Note, REGS, 7.750%, 4/23/2023	208,675
200,000		Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.200%, 7/27/2026	221,504
		TOTAL	632,159
		Oil & Gas—10.1%
200,000		ADES International Holding PLC, Sec. Fac. Bond, REGS, 8.625%, 4/24/2024	206,000
200,000		Oil & Gas Holdings, Sr. Unsecd. Note, 144A, 7.625%, 11/7/2024	230,083
200,000		Pertamina Persero PT, Sr. Unsecd. Note, 144A, 6.500%, 11/7/2048	272,861
55,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 144A, 5.093%, 1/15/2030	58,919
350,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.850%, 6/5/2115	415,515
400,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.900%, 3/19/2049	479,710
1,000,000	[3]	Petroleos de Venezuela, S.A., Unsecd. Note, REGS, 6.000%, 5/16/2024	105,000
50,000		Petroleos Mexicanos, Sr. Unsecd. Note, 144A, 5.950%, 1/28/2031	49,000
50,000		Petroleos Mexicanos, Sr. Unsecd. Note, 144A, 6.950%, 1/28/2060	48,188
25,000		Petroleos Mexicanos, Sr. Unsecd. Note, 144A, 7.690%, 1/23/2050	26,111
167,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.350%, 2/12/2048	155,783
650,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.500%, 1/23/2029	670,376
20,833		Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, REGS, 6.000%, 5/8/2022	21,042
200,000		PTTEP Treasury Center Co. Ltd., Sr. Unsecd. Note, 144A, 3.903%, 12/6/2059	224,976
200,000		Saudi Arabian Oil Co. (Aramco), Sr. Unsecd. Note, 144A, 4.375%, 4/16/2049	226,855
200,000		SEPLAT Petroleum Development Co. PLC, Sr. Unsecd. Note, 144A, 9.250%, 4/1/2023	206,200
200,000		Tullow Oil PLC, Sr. Unsecd. Note, 144A, 7.000%, 3/1/2025	140,498
100,000		YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 8.500%, 3/23/2021	97,210
50,000		YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 7.000%, 12/15/2047	36,672
		TOTAL	3,670,999
		Pharmaceuticals—0.3%
100,000		Inretail Pharma SA, Sr. Unsecd. Note, 144A, 5.375%, 5/2/2023	104,791
		Real Estate—4.7%
200,000		China Evergrande Group, Sec. Fac. Bond, 6.250%, 6/28/2021	191,636
200,000		China Great Wall International Holdings III Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 8/31/2027	217,716
200,000		Country Garden Holdings Co., Sr. Unsecd. Note, 7.500%, 3/9/2020	199,592
200,000		Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, 6.875%, 3/21/2023	203,658
200,000		Esic Sukuk Ltd, Sr. Unsecd. Note, Series EMTN, 3.939%, 7/30/2024	200,930
300,000	[1]	Franshion Brilliant Ltd., Sub. Note, 5.750%, 1/17/2022	301,500
200,000		Longfor Properties, Sr. Unsecd. Note, 3.875%, 7/13/2022	207,112
200,000		Yanlord Land Group Ltd., Sr. Unsecd. Note, 5.875%, 1/23/2022	202,866
		TOTAL	1,725,010
		Retailers—1.5%
200,000		Eurotorg (Bonitron DAC), Sr. Unsecd. Note, REGS, 8.750%, 10/30/2022	211,300
300,000		JD.com, Inc., Sr. Unsecd. Note, 3.875%, 4/29/2026	327,176
		TOTAL	538,476

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Technology Services—0.6%
$200,000		Tencent Holdings Ltd., 144A, 3.975%, 4/11/2029	$$227,088
		Telecommunications & Cellular—3.2%
200,000		GTH Finance BV, Sr. Unsecd. Note, REGS, 7.250%, 4/26/2023	223,022
300,000		HTA Group Ltd., Sr. Unsecd. Note, 144A, 9.125%, 3/8/2022	308,117
200,000		IHS Netherlands Holdco BV, Sr. Unsecd. Note, 144A, 8.000%, 9/18/2027	216,176
200,000		Liquid Telecommunications Financing PLC, Sec. Fac. Bond, 144A, 8.500%, 7/13/2022	204,133
200,000		Veon Holdings BV, Sr. Unsecd. Note, 144A, 4.000%, 4/9/2025	205,500
		TOTAL	1,156,948
		Utilities—3.4%
200,000		ACWA Power Management and Investments One Ltd., Sec. Fac. Bond, REGS, 5.950%, 12/15/2039	224,466
200,000		Eskom Holdings Ltd., Sr. Unsecd. Note, REGS, 5.750%, 1/26/2021	200,562
400,000		Eskom Holdings Ltd., Unsecd. Note, REGS, 7.125%, 2/11/2025	401,280
200,000		Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.125%, 4/4/2026	196,575
200,000		Yingde Gases Investment Ltd., 144A, 6.250%, 1/19/2023	208,276
		TOTAL	1,231,159
		TOTAL CORPORATE BONDS (IDENTIFIED COST $16,565,610)	16,930,687
		FOREIGN GOVERNMENTS/AGENCIES—51.0%
		Sovereign—51.0%
200,000		Abu Dhabi, Government of, Sr. Unsecd. Note, 144A, 3.125%, 9/30/2049	203,200
200,000		Angola, Government of, Sr. Unsecd. Note, 144A, 8.000%, 11/26/2029	200,351
200,000		Angola, Government of, Sr. Unsecd. Note, 144A, 8.250%, 5/9/2028	205,206
550,000		Argentina, Government of, Sr. Unsecd. Note, 5.875%, 1/11/2028	221,380
100,000		Argentina, Government of, Sr. Unsecd. Note, 6.875%, 1/11/2048	39,301
150,000		Argentina, Government of, Sr. Unsecd. Note, 7.125%, 6/28/2117	59,701
230,000		Argentina, Government of, Sr. Unsecd. Note, 7.625%, 4/22/2046	92,347
150,000		Argentina, Government of, Sr. Unsecd. Note, 8.000%, 10/8/2020	62,475
150,000		Argentina, Government of, Sr. Unsecd. Note, Series NY, 3.750%, 12/31/2038	60,076
83,340		Argentina, Government of, Unsecd. Note, 8.750%, 5/7/2024	29,170
200,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/26/2026	230,750
200,000		Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 10/12/2028	231,260
BRL 4,300,000		Brazil, Government of, Series NTNF, 10.000%, 1/1/2021	1,020,924
9,900,000		Brazil, Government of, Series NTNF, 10.000%, 1/1/2025	2,592,733
$200,000		Cameroon, Government of, Sr. Unsecd. Note, 144A, 9.500%, 11/19/2025	224,474
COP 850,000,000		Colombia, Government of, Sr. Unsecd. Note, Series B, 6.000%, 4/28/2028	244,155
$200,000		Costa Rica, Government of, Sr. Unsecd. Note, REGS, 7.158%, 3/12/2045	207,752
200,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.850%, 1/27/2045	222,502
200,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 8.875%, 10/23/2027	144,502
EGP 800,000	[4]	Egypt Treasury Bill, Unsecd. Deb., Series 273D, 13.787%, 8/25/2020	47,879
3,300,000	[4]	Egypt Treasury Bill, Unsecd. Note, Series 364D, 15.644%, 3/17/2020	210,055
3,000,000		Egypt, Government of, Series 5Y, 14.350%, 9/10/2024	194,726
EUR 100,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	114,673
$200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.052%, 1/15/2032	203,100
200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.700%, 3/1/2049	215,215
200,000		Gabon, Government of, Sr. Secd. Note, 144A, 6.625%, 2/6/2031	200,609
200,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 7.875%, 3/26/2027	210,900
200,000		Ghana, Government of, Unsecd. Note, REGS, 10.750%, 10/14/2030	252,821

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
IDR 2,500,000,000		Indonesia, Government of, Sr. Unsecd. Note, Series FR80, 7.500%, 6/15/2035	$$175,989
EUR 100,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	114,055
$125,685		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	121,421
200,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 7.375%, 10/10/2047	214,532
200,000		Kenya, Government of, REGS, 6.875%, 6/24/2024	213,497
200,000		Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 1/27/2023	52,008
MXN 8,800,000		Mex Bonos Desarr Fix Rt, Sr. Unsecd. Note, Series M, 7.250%, 12/9/2021	451,834
16,930,000		Mexico, Government of, Series M, 6.500%, 6/10/2021	857,751
27,500,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	1,332,499
$200,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.500%, 11/28/2027	198,625
200,000		Oman, Government of, Sr. Unsecd. Note, 144A, 5.625%, 1/17/2028	199,250
200,000		Panama, Government of, Sr. Unsecd. Note, 4.500%, 4/16/2050	249,002
PEN 700,000		Peru, Government of, Sr. Unsecd. Note, 6.150%, 8/12/2032	232,653
PLN 1,600,000		Poland, Government of, Unsecd. Note, Series 0726, 2.500%, 7/25/2026	427,809
$230,000		Qatar, Government of, Sr. Unsecd. Note, 144A, 4.817%, 3/14/2049	293,382
RUB 45,000,000		Russia, Government of, Series 6212, 7.050%, 1/19/2028	705,988
$200,000		Russia, Government of, Sr. Unsecd. Note, 144A, 5.250%, 6/23/2047	258,550
RUB 42,800,000		Russia, Government of, Unsecd. Note, Series 6222, 7.100%, 10/16/2024	662,254
$200,000		Russian Federation, Sr. Unsecd. Note, 144A, 5.100%, 3/28/2035	240,498
200,000		Russian Federation, Sr. Unsecd. Note, REGS, 4.375%, 3/21/2029	222,102
200,000		Saudi Arabia, Government of, Sr. Unsecd. Note, REGS, 4.500%, 10/26/2046	229,212
200,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 6.750%, 3/13/2048	200,464
ZAR 8,000,000		South Africa, Government of, Series R209, 6.250%, 3/31/2036	361,963
$200,000		South Africa, Government of, Sr. Unsecd. Note, 5.750%, 9/30/2049	190,683
200,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 7.550%, 3/28/2030	186,500
200,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 7.850%, 3/14/2029	192,034
200,000		Turkey, Government of, Sr. Unsecd. Note, 5.250%, 3/13/2030	181,900
200,000		Turkey, Government of, Sr. Unsecd. Note, 5.600%, 11/14/2024	199,750
200,000		Turkey, Government of, Sr. Unsecd. Note, 5.750%, 5/11/2047	170,000
200,000		Turkey, Government of, Sr. Unsecd. Note, 6.125%, 10/24/2028	197,320
200,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2025	217,704
UAH 2,500,000	[4]	Ukraine, Government of, Unsecd. Deb., Series 364D, 14.590%, 4/1/2020	100,168
$325,000	[5]	Ukraine, Government of, Unsecd. Note, Series GDP, 144A, 0.000%, 5/31/2040	320,762
UYU 3,400,000		Uruguay, Government of, 144A, 9.875%, 6/20/2022	86,356
2,833,204		Uruguay, Government of, Sr. Unsecd. Note, 4.375%, 12/15/2028	77,379
$200,000		Uzbekistan, Government of, Unsecd. Note, 144A, 4.750%, 2/20/2024	210,491
1,500,000	[3]	Venezuela, Government of, 8.250%, 10/13/2024	225,000
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $21,414,329)	18,513,622
		PURCHASED CALL OPTION—0.0%
100,000		USD CALL/JPY PUT, Barclays, Notional Amount $100,000, Exercise Price $111.900, Expiration Date 3/4/2020 (IDENTIFIED COST $237)	8

Principal Amount, Foreign Currency Par Amount or Shares		Value in U.S. Dollars
	INVESTMENT COMPANY—0.9%
329,504	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.68%[6] (IDENTIFIED COST $329,636)	$329,636
	TOTAL INVESTMENT IN SECURITIES—98.6% (IDENTIFIED COST $38,309,812)	35,773,953
	OTHER ASSETS AND LIABILITIES - NET—1.4%[7]	525,603
	TOTAL NET ASSETS—100%	$36,299,556
The average notional value of short futures contracts held by the Fund throughout the period was $526,625. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 29, 2020, the Fund had the following outstanding written option contracts:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
[5]Bank of America Merrill Lynch	USD CALL/ZAR PUT	$75,000	5/29/2020	$15.75	$(2,462)
[5]Bank of America Merrill Lynch	USD CALL/MXN PUT	$75,000	2/28/2020	$15.205	$(1,878)
[5]Barclays	NZD CALL/USD PUT	NZD 112,000	3/12/2020	$0.636	$(133)
5BNP	USD CALL/MXN PUT	$75,000	3/2/2020	$19.105	$(2,164)
5BNP	USD CALL/MXN PUT	$75,000	3/11/2020	$18.85	$(3,278)
[5]Morgan Stanley	USD CALL/MXN PUT	$100,000	5/29/2020	$19.90	$(2,596)
Put Options:
[5]Credit Agricole	USD PUT/CHF CALL	$100,000	3/3/2020	$0.980	$(1,540)
(PREMIUMS RECEIVED $5,139)					$(14,051)
The average market value of purchased and written options held by the Fund throughout the period was $23 and $4,312 respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 29, 2020, the Fund had the following open swap contracts:
CREDIT DEFAULT SWAPS
Counter- party	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 2/29/2020[8]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank	Kingdom of Saudi Arabia	Buy	1.00%	12/20/2024	0.79%	$200,000	$(1,643)	$(1,941)	$298
Barclays Bank	Republic of Argentina	Buy	5.00%	12/20/2024	50.91%	$200,000	$127,525	$118,750	$8,775
Citibank, N.A.	Republic of Argentina	Buy	5.00%	12/20/2024	50.91%	$300,000	$191,288	$172,489	$18,799
Goldman Sachs	Republic of Brazil	Buy	1.00%	12/20/2024	1.24%	$400,000	$6,511	$7,397	$(886)
Citibank, N.A.	Republic of Colombia	Buy	1.00%	12/20/2024	0.95%	$200,000	$773	$(524)	$1,297
Barclays Bank	Republic of Indonesia	Buy	1.00%	12/20/2024	0.73%	$200,000	$(640)	$(567)	$(73)
Citibank, N.A.	Republic of Indonesia	Buy	1.00%	12/20/2024	0.73%	$400,000	$(1,281)	$(5,477)	$4,196
Bank of America	Republic of Korea	Buy	1.00%	12/20/2024	0.31%	$200,000	$(6,095)	$(7,258)	$1,163
Goldman Sachs	Republic of Korea	Buy	1.00%	12/20/2024	0.31%	$300,000	$(9,142)	$(10,084)	$942

Counter- party	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 2/29/2020[8]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank	Republic of Philippines	Buy	1.00%	12/20/2024	0.45%	$200,000	$(4,196)	$(5,984)	$1,788
Citibank, N.A.	Republic of Turkey	Buy	1.00%	12/20/2024	3.31%	$200,000	$23,571	$24,202	$(631)
Goldman Sachs	Sultanate of Oman	Buy	1.00%	12/20/2024	2.78%	$200,000	$19,320	$15,200	$4,120
TOTAL CREDIT DEFAULT SWAPS							$345,991	$306,203	$39,788
The average notional amount of credit default swap contracts and average market value of interest rate swap contracts held by the Fund throughout the period was $1,950,000 and $9,312, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At February 29, 2020, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/18/2020	Bank of America	4,600,000 ZAR	$316,470	$(22,421)
3/18/2020	Citibank	164,000,000 HUF	$558,492	$(22,794)
3/18/2020	Credit Agricole	24,850,000 RUB	$388,086	$(17,513)
3/18/2020	State Street	5,830,000 ZAR	$388,621	$(15,947)
5/7/2020	Credit Agricole	1,475,000 RON	$338,379	$(1,103)
5/7/2020	Morgan Stanley	900,000 PLN	$232,873	$(3,385)
5/7/2020	Morgan Stanley	2,050,000 PLN	$528,737	$(6,013)
5/28/2020	Bank of America	61,500 AUD	$40,640	$(509)
5/28/2020	Barclays	120,000 GBP	$156,301	$(2,114)
5/28/2020	Barclays	225,000 NZD	$142,511	$(1,756)
5/28/2020	Barclays	$100,000	96,417 CHF	$(539)
Contracts Sold:
3/3/2020	BNP Paribas	5,650,000 BRL	$1,348,770	$85,575
3/3/2020	Morgan Stanley	4,500,000 BRL	$1,059,073	$52,988
3/18/2020	BNP Paribas	212,000 EUR	$237,760	$3,451
3/18/2020	Citibank	59,125,000 RUB	$952,043	$70,345
3/18/2020	State Street	23,260,000 MXN	$1,227,597	$49,333
5/11/2020	BNP Paribas	1,335,000,000 IDR	$96,917	$4,486
5/11/2020	BNP Paribas	1,335,000,000 IDR	$96,107	$3,676
5/28/2020	Bank of America	$75,000	1,187,861 ZAR	$151
6/2/2020	Barclays	10,200,000 BRL	$2,262,509	$(7,055)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$168,856
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $107,571 and $122,278, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Foreign Exchange Contracts and value for Written Option Contract and Swap Contracts is included in “Other Assets and Liabilities—Net.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 29, 2020, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2019	485,099
Purchases/Additions	3,363,388
Sales/Reductions	(3,518,983)
Balance of Shares Held 2/29/2020	329,504
Value	$329,636
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$50
Dividend Income	$1,937
1	Perpetual Bond Security. The maturity date reflects the next call date.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Issuer in default.
4	Discount rate at time of purchase.
5	Non-income-producing security.
6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
8	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$16,930,687	$—	$16,930,687
Foreign Governments/Agencies	—	18,513,622	—	18,513,622
Purchased Call Option	—	8	—	8
Investment Company	329,636	—	—	329,636
TOTAL SECURITIES	$329,636	$35,444,317	$—	$35,773,953
Other Financial Instruments:
Assets
Foreign Exchange Contracts	$—	$270,005	$—	$270,005
Written Call Options	—	—	—	—
Written Put Options	—	—	—	—
Swap Contracts	—	368,988	—	368,988
Liabilities
Foreign Exchange Contracts	—	(101,149)	—	(101,149)
Written Call Options	—	(12,511)	—	(12,511)
Written Put Options	—	(1,540)	—	(1,540)
Swap Contracts	—	(22,997)	—	(22,997)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$500,796	$—	$500,796
The following acronyms are used throughout this portfolio:
ARS	—Argentina Peso
AUD	—Australian Dollar
BADLAR	—Bueno Aires Deposits Large Amount Rates
BRL	—Brazilian Real
CHF	—Swiss Franc
COP	—Colombian Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
GDP	—Gross Domestic Product
GMTN	—Global Medium Term Note
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
JPY	—Japanese Yen
JSC	—Joint Stock Company
MTN	—Medium Term Note
MXN	—Mexican Peso
NZD	—New Zealand Dollar
OTC	—Over-the-Counter
PEN	—Peruvian Neuvo Sol
PLN	—Polish Zloty
RON	—Romanian New Leu
RUB	—Russian Ruble
UAH	—Ukrainian Hryvnia
USD	—United States Dollar
UYU	—Uruguayan Peso
ZAR	—South African Rand